Jul. 29, 2016

Ivy Funds

Supplement dated March 2, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017, January 25, 2017 and February 22, 2017

Effective April 3, 2017, the Prospectus is amended to reflect the following name changes:

•	The name of Ivy Bond Fund is changed to Ivy Advantus Bond Fund

•	The name of Ivy Global Natural Resources Fund is changed to Ivy Natural Resources Fund

•	The name of Ivy Real Estate Securities Fund is changed to Ivy Advantus Real Estate Securities Fund